REVENUE	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
REVENUE
NOTE 4 — REVENUE
The following table presents the Company’s revenue by service category for the periods presented.

	Three Months Ended March 31,
	2022	%	2021	%
One-on-one	$39,039	83%	$30,860	90%
Class and group	6,354	14%	1,850	5%
Other (a)	1,532	3%	1,855	5%

Revenue	$46,925	100%	$34,565	100%

(b)	Other consists of the legacy Veritas LLC business and EduNation Limited, a company incorporated in England and Wales (“First Tutors UK”) (collectively, the “Legacy Businesses”) and other services.
Contract liabilities are reported within “Deferred revenue” on the Company’s Condensed Consolidated Balance Sheets. Deferred revenue consists of advanced payments from customers for performance obligations that have not been satisfied. Deferred revenue is recognized when the performance obligations have been completed. The following table presents the Company’s “Accounts receivable, net” and “Deferred revenue” balances.

	March 31, 2022	December 31, 2021
Accounts receivable, net	$4,480	$5,321
Deferred revenue	$30,809	$30,005
“Accounts receivable, net”, is reported net of reserves of $530 and $477 as of March 31, 2022 and December 31, 2021, respectively. The Company expects to recognize substantially all of the deferred revenue balance in the next twelve months.

NOTE 6—REVENUE
The following table presents the Company’s revenue by service category:

	Year ended December 31,
	2021	2020	2019
Online	$140,664	$97,440	$64,378
In-person	—	6,528	26,074

	$140,664	$103,968	$90,452

Contract liabilities are recorded within “Deferred revenue” in the Company’s Consolidated Balance Sheets. Deferred revenue consists of advanced payments from customers for performance obligations that have not been satisfied. Deferred revenue is recognized when the services are provided, and all other revenue recognition criteria have been met. The following table presents the Company’s “Accounts receivable, net” and “Deferred revenue” balances:

	December 31,
	2021	2020
Accounts receivable, net	$5,321	$475
Deferred revenue	$30,005	$17,270
“Accounts receivable, net”, is shown net of reserves of $477 and $234 as of December 31, 2021 and 2020, respectively. The Company expects to recognize substantially all of the deferred revenue balance in the next twelve months.